BANK BORROWINGS	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－9 BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of June 30, 2026	As of December 31, 2025
			$’000	$’000

Term loans	2 to 10 years	2.00%-3.75%	4,611	5,107

Trust receipts	Within 12 months	1.65%-7.25%	13,282	13,004
Bank overdraft	Within 12 months	-%	139	114
Revolving loan	Within 12 months	6.45%	697	702

			18,729	18,927

Representing
Within 12 months			17,578	17,686
Over 1 year			1,151	1,241

			18,729	18,927

As of June 30, 2026 and December 31, 2025, bank borrowings were obtained from several financial institutions in Singapore, which bear annual interest at a fixed rate from approximately 1.65% to 7.25% and are repayable in 1 months to 10 years.

Interest related to the bank borrowings was approximately $0.5 million and approximately $0.7 million and for the six months ended June 30, 2026 and 2025, respectively.

The Company’s bank borrowings are guaranteed under personal guarantees from CE Neo, Jimmy Neo, Edward Neo and CK Neo and a corporate guaranty from Soon Aik.